Basis of accounting, Changes in IFRS Accounting Standards and Interpretations	6 Months Ended
Jun. 30, 2026
Disclosure Of Changes In Accounting Policies [Line Items]
Changes in accounting policies, comparability and adjustments
Change in interim reporting
Starting
from
2026,
UBS
AG
publishes
semi-annual
interim
financial
reports
that
include
interim
consolidated
financial statements as
of and for the
six-month period ending 30
June, prepared in
accordance with IAS 34.
The
income statement, the statement of
comprehensive income, the statement of changes
in equity and the statement
of
cash
flows
and
related information
in
this
report
are
presented on
the
basis
of
the
six-month
periods
ended
30 June 2026 and 30 June 2025. The
balance sheet and related information are presented
as of 30 June 2026 and
31 December 2025.
From
the
first
quarter
of
2026
onward,
UBS AG’s
first-
and
third-quarter
financial
reports
include
consolidated
financial
information
that
is
no
longer
prepared
in
accordance
with
IAS 34.
Instead,
UBS AG
publishes
financial
information for
those quarters
that is
prepared in
accordance with
UBS AG accounting
policies, which
are consistent
with IFRS Accounting Standards, but does not include
all explanatory notes as required under IAS 34 and
therefore
does
not
constitute
an
“interim
financial
report”
as
defined
by
IAS 34.
This
change
was
intended
to
improve
efficiency, while maintaining a high level of transparency for investors.
Amendments to IFRS 9, Financial Instruments,
and IFRS 7,
Financial Instruments: Disclosures
Effective from
1 January 2026,
UBS AG has
adopted the
Amendments to
the Classification
and Measurement
of
Financial Instruments
– Amendments
to IFRS 9
and IFRS 7
(the Amendments)
related to
classification of
financial
assets and
derecognition of
financial instruments,
including the
introduction of
an accounting
policy election
to
derecognize
financial
liabilities
settled
through
electronic
transfer
systems
before
the
settlement
date,
if
certain
conditions are met.
The Amendments also
introduced new disclosure
requirements for financial
instruments with
contractual
terms
that
can
change
the
timing
or
amount
of
contractual
cash
flows,
which
UBS AG
presents
in
Note 12. The impact of the Amendments on these interim consolidated financial statements was not material.
Other amendments to IFRS Accounting Standards
The
IASB
has
issued
new
IFRS
Accounting
Standards
and
a
number
of
minor
amendments
to
IFRS
Accounting
Standards, effective from 1 January
2026 and later. These
do not have or
are not expected to
have a material effect
on UBS AG when they are adopted.